Income Tax - Summary of Profit Before Tax Differences Calculated (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
UK [member]
Reconciliation of Effective Tax Rate [Line Items]
Applicable tax rate	19.00%	19.00%	19.00%